UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
      Name:    Pendragon Capital LLP
      Address: Berkeley Square House
	       4-19 Berkeley Square
               London W1J 6BR
               United Kingdom
      Form 13F File Number: 28-11844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Pennells
Title: Partner
Phone: 44-20-7907-8445
Signature,          Place,                      and Date of Signing:
John Pennells       London, United Kingdom      August 7, 2007

Report Type (Check only one.):
[X]    13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)
[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 32
Form 13F Information Table Value Total: 1,140,761 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


FORM 13F INFORMATION TABLE
                                                    VALUE     SHARES/   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE      SHARED  NONE

ALLIANCE DATA SYSTEMS CO COM             018581108  22444     290800    SH         SOLE               290800    0       0
AQUANTIVE INC            COM             03839G105  104564    1641500   SH         SOLE               1641500   0       0
ARCELOR MITTAL           NY REG SH CL A  03937E101  16808     268234    SH         SOLE               268234    0       0
ARCHSTONE SMITH OPER TR  NOTE 4.000% 7/1 039584AC1  26721     25000000  PRN        SOLE               25000000  0       0
ARMOR HOLDINGS INC       COM             042260109  35911     413482    SH         SOLE               413482    0       0
ATWOOD OCEANICS INC      COM             050095108  229       3340      SH         SOLE               3340      0       0
BAUSCH & LOMB INC        COM             071707103  45065     650000    SH         SOLE               650000    0       0
BRANDYWINE OPERATING PTN NOTE 3.875%10/1 105340AH6  19855     20000000  PRN        SOLE               20000000  0       0
CDW CORP                 COM             12512N105  5097      60000     SH         SOLE               60000     0       0
CHENIERE ENERGY INC      COM NEW         16411R208  107105    2772583   SH         SOLE               2772583   0       0
DOLLAR GENERAL CORP      COM             256669102  82075     3746013   SH         SOLE               3746013   0       0
ENERGY METALS CORP       COM             29271B106  15689     1075325   SH         SOLE               1075325   0       0
FIRST DATA CORP          COM             316963104  96486     2958800   SH         SOLE               2958800   0       0
FLORIDA ROCKS INDS       COM             341140101  6919      102500    SH         SOLE               102500    0       0
GAMMON LAKE RES INC      COM             364915108  11885     943200    SH         SOLE               943200    0       0
GUITAR CENTER INC        COM             402040109  5383      90000     SH         SOLE               90000     0       0
HEALTH CARE REIT INC     NOTE 4.750%12/0 42217KAP1  15219     15000000  PRN        SOLE               15000000  0       0
INTL GAME TECHNOLOGY     DBCV 2.600%12/1 459902AP7  29244     30000000  PRN        SOLE               30000000  0       0
LOCKHEED MARTIN CORP     DBCV 8/1        539830AP4  40529     30000000  PRN        SOLE               30000000  0       0
MERIDIAN GOLD INC        COM             589975101  19688     715500    SH         SOLE               715500    0       0
NVR INC                  COM             62944T105  38352     56627     SH         SOLE               56627     0       0
PERU COPPER INC          COM             715455101  3166      520600    SH         SOLE               520600    0       0
PETROLEO BRASILEIRO SA P SPONSORED ADR   71654V101  114512    1074422   SH         SOLE               1074422   0       0
PRIDE INTL INC DEL       COM             74153Q102  3288      87901     SH         SOLE               87901     0       0
PRUDENTIAL FINANCIAL INC FRNT 12/1       744320AG7  35713     35000000  PRN        SOLE               35000000  0       0
SERVICEMASTER CO         COM             81760N109  74174     4807157   SH         SOLE               4807157   0       0
SIERRA HEALTH SVCS INC   COM             826322109  52313     1260250   SH         SOLE               1260250   0       0
SOUTHERN UNION CO        COM             844030106  23456     720400    SH         SOLE               720400    0       0
TODCO                    COM             88889T107  12369     262000    SH         SOLE               262000    0       0
TRIAD HOSPITALS IN       COM             89579K109  20945     389900    SH         SOLE               389900    0       0
WEINGARTEN REALTY INVEST NOTE 3.950% 8/1 948741AF0  5114      5000000   PRN        SOLE               5000000   0       0
WELLS FARGO & CO NEW     DBCV 5/0        949746FA4  50443     50000000  PRN        SOLE               50000000  0       0
